                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21482

                                AIG Series Trust
               (Exact name of registrant as specified in charter)

   Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ        07311
            (Address of principal executive offices)             (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: October 31, 2005

Item 1. Reports to Stockholders

AIG Series Trust, Annual Report at October 31, 2005.

                                    [GRAPHIC]



                                    [GRAPHIC]



                                    [GRAPHIC]

                        Table of Contents

MESSAGE FROM THE PRESIDENT..................................................  1
EXPENSE EXAMPLE.............................................................  2
STATEMENT OF ASSETS AND LIABILITIES.........................................  4
STATEMENT OF OPERATIONS.....................................................  6
STATEMENT OF CHANGES IN NET ASSETS..........................................  7
FINANCIAL HIGHLIGHTS........................................................  8
PORTFOLIO OF INVESTMENTS.................................................... 10
NOTES TO FINANCIAL STATEMENTS............................................... 17
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................... 26
APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS............... 27
TRUSTEE AND OFFICER INFORMATION............................................. 31
SHAREHOLDER TAX INFORMATION................................................. 33
COMPARISONS: FUNDS vs. INDEXES.............................................. 34

        A Message from the President


Dear Shareholders,

We are pleased to present you with the financial report for the AIG Series
Trust.

These target maturity products provide investors with risk-controlled exposure to the S&P 500 in addition to downside protection. The Funds' offer a unique guarantee to preserve both principal and investment gains over the life of each Fund.* This benefit is obtained through the utilization of proprietary methodology developed by the Funds' subadviser, Trajectory Asset Management LLC.

These Funds do not purchase individual securities but rather invest in S&P 500 Index Futures and related options and high-quality, fixed-income instruments. Therefore, it is important to understand the broad movements of the S&P 500, the U.S. Government market, and each Fund's asset allocation in order to evaluate their performance. The commentary from the Trajectory portfolio team enclosed in this report provides useful information which I urge you to read.

We believe these Funds are ideal vehicles for retirement savings, college savings or any savings goal with a set time horizon. Furthermore, we believe that the AIG Series Trust, High Watermark Funds can play an important role within diversified portfolios. Be sure to sit down with your financial adviser to review your portfolio.

We thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

--------
* Shares held until maturity date (as defined in the prospectus) will be subject to the guaranteed payout. Redeeming or exchanging shares of the Funds prior to the maturity date is at the Funds' then-current net asset value, which may be less than your initial investment. Assumes you reinvest all dividends and do not redeem shares during the investment period (and that no extraordinary fund expenses occurred).

 If the Adviser fails to satisfy certain obligations under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a Fund (early Fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the high watermark value at maturity. The Protected High Watermark Value for a Fund is the highest net asset value per share attained, adjusted for all dividend, distributions and extraordinary expenses.

The Funds' guarantee is backed by a master agreement between AIG Series Trust on behalf of the Funds, and Prudential Global Funding ("PGF"). PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential Financial"). The master agreement is solely the obligation of PGF and Prudential Financial. The master agreement is an obligation that runs solely to the Funds, not to the Funds' shareholders. PGF's obligations under the master agreement are dependent on the financial condition of PGF and Prudential Financial. The guaranteed payout will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Funds are taxable whether or not you reinvest them in additional shares of the Funds. The guaranteed payout under the master agreement does not apply to shares redeemed during the investment period, and shareholders can lose money on shares redeemed early. Neither the Funds nor AIG SunAmerica is obligated to replace the master agreement provider or Prudential Financial should they be unable to make repayments necessary to support the guaranteed payout. The master agreement increases the Funds' expenses and could lower Funds' performance. If the master agreement with PGF is terminated, the fee payable under a new agreement may be higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2005 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at May 1, 2005 and held until October 31, 2005.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended October 31, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the six months ended October 31, 2005" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended October 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended October 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the six months ended October 31, 2005" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended October 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended October 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2005 -- (unaudited) (continued)

                             Actual                                     Hypothetical
          --------------------------------------------- --------------------------------------------
                                                                      Ending Account
                         Ending Account  Expenses Paid                 Value Using a  Expenses Paid
            Beginning     Value Using    During the Six   Beginning   Hypothetical 5% During the Six   Expense
          Account Value Actual Return at  Months Ended  Account Value Assumed Return   Months Ended  ratio as of
            at May 1,     October 31,     October 31,     at May 1,   at October 31,   October 31,   October 31,
              2005            2005           2005*          2005           2005           2005*         2005*
          ------------- ---------------- -------------- ------------- --------------- -------------- -----------
2010 Fund
Class A #   $1,000.00      $1,006.90         $ 8.35       $1,000.00      $1,016.89        $ 8.39        1.65%
Class C #   $1,000.00      $1,002.96         $11.61       $1,000.00      $1,013.61        $11.67        2.30%
Class I #   $1,000.00      $1,008.86         $ 5.82       $1,000.00      $1,019.41        $ 5.85        1.15%
2015 Fund
Class A #   $1,000.00      $1,021.99         $ 8.41       $1,000.00      $1,016.89        $ 8.39        1.65%
Class C #   $1,000.00      $1,018.22         $11.70       $1,000.00      $1,013.61        $11.67        2.30%
Class I #   $1,000.00      $1,023.88         $ 5.87       $1,000.00      $1,019.41        $ 5.85        1.15%
2020 Fund
Class A #   $1,000.00      $1,023.58         $ 8.42       $1,000.00      $1,016.89        $ 8.39        1.65%
Class C #   $1,000.00      $1,020.81         $11.72       $1,000.00      $1,013.61        $11.67        2.30%
Class I #   $1,000.00      $1,026.39         $ 5.87       $1,000.00      $1,019.41        $ 5.85        1.15%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six months ended October 31, 2005" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2005

                                           2010 High     2015 High    2020 High
                                           Watermark     Watermark    Watermark
                                         ------------  ------------  -----------
ASSETS:
Long-term investment securities, at
 value* (unaffiliated).................. $204,120,628  $ 60,987,909  $18,076,032
Short-term investment securities, at
 value*.................................   97,607,095    45,215,536   19,123,336
Repurchase agreements (cost equals
 market value)..........................      133,000       107,000           --
                                         ------------  ------------  -----------
 Total Investments......................  301,860,723   106,310,445   37,199,368
                                         ------------  ------------  -----------
Cash....................................           --           845       46,099
Receivable for:
 Shares of beneficial interest sold.....      993,891       614,974      287,356
 Dividends and interest.................            6             5           --
 Investments sold.......................        4,327            --           --
Prepaid expenses and other assets.......        1,106           219           77
Due from investment adviser for expense
 reimbursements/fee waivers.............       16,560        12,557       11,280
Variation margin on futures contracts...    1,225,266       745,089      263,681
                                         ------------  ------------  -----------
 Total assets...........................  304,101,879   107,684,134   37,807,861
                                         ------------  ------------  -----------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.      288,264        82,617           --
 Investments purchased..................          623            --           --
 Investment advisory and management fees      165,170        56,920       20,069
 Distribution and service maintenance
   fees.................................      166,540        46,751       15,127
 Transfer agent fees and expenses.......       63,860        20,321        7,206
 Trustees' fees and expenses............        2,003           992        1,014
 Other accrued expenses.................      128,793        81,872       69,831
 Options written, at value@.............      493,325       206,975           --
Due to custodian........................        2,716            --           --
                                         ------------  ------------  -----------
 Total liabilities......................    1,311,294       496,448      113,247
                                         ------------  ------------  -----------
   Net assets........................... $302,790,585  $107,187,686  $37,694,614
                                         ============  ============  ===========
NET ASSETS REPRESENTED BY:
Paid-in capital.........................  303,212,327   106,619,807   37,303,108
Accumulated undistributed net
 investment income (loss)...............    3,279,342     1,146,331      407,532
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts and options contracts........    5,041,538     2,625,561      986,671
Unrealized appreciation (depreciation)
 on investments.........................   (5,258,537)   (1,498,882)    (347,287)
Unrealized appreciation (depreciation)
 on futures contracts and written
 options contracts......................   (3,484,085)   (1,705,131)    (655,410)
                                         ------------  ------------  -----------
Net assets.............................. $302,790,585  $107,187,686  $37,694,614
                                         ============  ============  ===========
*Cost
 Long-term Investment securities
   (unaffiliated)....................... $209,359,217  $ 62,474,864  $18,418,285
                                         ============  ============  ===========
 Short-term securities..................   97,627,043    45,227,463   19,128,370
                                         ============  ============  ===========
@Premiums received on options written... $    229,371  $     90,953  $        --
                                         ============  ============  ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2005 -- (continued)


                                                                                                            2010 High
                                                                                                            Watermark
                                                                                                           ------------
Class A (unlimited shares authorized):
Net assets................................................................................................ $134,161,411
Shares of beneficial interest issued and outstanding......................................................   13,130,696
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge) $      10.22
Maximum sales charge (5.75% of offering price)............................................................         0.62
                                                                                                           ------------
Maximum offering price to public.......................................................................... $      10.84
                                                                                                           ============
Class C (unlimited shares authorized):
Net assets................................................................................................ $145,974,671
Shares of beneficial interest issued and outstanding......................................................   14,364,864
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge) $      10.16
                                                                                                           ============
Class I (unlimited shares authorized):
Net assets................................................................................................ $ 22,654,503
Shares of beneficial interest issued and outstanding......................................................    2,209,247
Net asset value, offering and redemption price per share.................................................. $      10.25
                                                                                                           ============

                                                                                                            2015 High
                                                                                                            Watermark
                                                                                                           -----------
Class A (unlimited shares authorized):
Net assets................................................................................................ $58,349,741
Shares of beneficial interest issued and outstanding......................................................   5,460,715
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge) $     10.69
Maximum sales charge (5.75% of offering price)............................................................        0.65
                                                                                                           -----------
Maximum offering price to public.......................................................................... $     11.34
                                                                                                           ===========
Class C (unlimited shares authorized):
Net assets................................................................................................ $32,569,407
Shares of beneficial interest issued and outstanding......................................................   3,065,499
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge) $     10.62
                                                                                                           ===========
Class I (unlimited shares authorized):
Net assets................................................................................................ $16,268,538
Shares of beneficial interest issued and outstanding......................................................   1,517,424
Net asset value, offering and redemption price per share.................................................. $     10.72
                                                                                                           ===========

                                                                                                            2020 High
                                                                                                            Watermark
                                                                                                           -----------
Class A (unlimited shares authorized):
Net assets................................................................................................ $22,846,538
Shares of beneficial interest issued and outstanding......................................................   2,105,529
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge) $     10.85
Maximum sales charge (5.75% of offering price)............................................................        0.66
                                                                                                           -----------
Maximum offering price to public.......................................................................... $     11.51
                                                                                                           ===========
Class C (unlimited shares authorized):
Net assets................................................................................................ $ 9,007,567
Shares of beneficial interest issued and outstanding......................................................     834,870
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge) $     10.79
                                                                                                           ===========
Class I (unlimited shares authorized):
Net assets................................................................................................ $ 5,840,509
Shares of beneficial interest issued and outstanding......................................................     536,455
Net asset value, offering and redemption price per share.................................................. $     10.89
                                                                                                           ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the year ended October 31, 2005

                                           2010 High    2015 High    2020 High
                                           Watermark    Watermark    Watermark
                                          -----------  -----------  -----------
INCOME:
Interest (unaffiliated).................. $ 8,073,261  $ 2,313,531  $   805,894
                                          -----------  -----------  -----------
Expenses:
 Investment advisory and management fees.   1,498,411      397,937      140,347
 Distribution and service maintenance
   fees:
   Class A...............................     377,979      123,719       48,442
   Class C...............................   1,132,750      197,244       56,793
 Service fees Class I....................      23,139       15,370        5,180
 Transfer agent fees and expenses:
   Class A...............................     250,364       82,637       33,275
   Class C...............................     261,983       46,421       14,251
   Class I...............................      20,983       14,146        5,179
 Registration fees:
   Class A...............................      39,023       14,409       10,188
   Class C...............................      34,483        9,761        7,123
   Class I...............................       6,178        5,187        5,186
Custodian fees...........................      33,793       29,965       30,142
Reports to shareholders..................      43,309        7,238        7,238
Audit and tax fees.......................      31,967       31,967       31,967
Legal fees...............................      14,430       14,158        9,997
Trustees' fees and expenses..............       9,324        2,481        1,524
Fees paid to Prudential Global Funding,
 Inc. (Note 1)...........................     806,837      214,274       75,572
Other expenses...........................      12,005        7,902        6,419
                                          -----------  -----------  -----------
   Total expenses before fee waivers,
    expense reimbursements and custody
    credits..............................   4,596,958    1,214,816      488,823
   Fees waived and expenses reimbursed
    by investment advisor (Note 3).......     (99,183)    (106,911)    (105,538)
   Custody credits earned on cash
    balances.............................      (4,118)        (290)        (465)
                                          -----------  -----------  -----------
   Net expenses..........................   4,493,657    1,107,615      382,820
                                          -----------  -----------  -----------
Net investment income (loss).............   3,579,604    1,205,916      423,074
                                          -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) on investments
 (unaffiliated)..........................    (310,805)      17,278         (354)
Net realized gain (loss) on futures
 contracts and option contracts..........   5,706,721    2,736,837    1,034,127
                                          -----------  -----------  -----------
Net realized gain (loss) on investments..   5,395,916    2,754,115    1,033,773
                                          -----------  -----------  -----------
Change in unrealized appreciation
 (depreciation) on investments
 (unaffiliated)..........................  (5,922,115)  (1,651,815)    (421,606)
Change in unrealized appreciation
 (depreciation) on futures contracts
 and written option contracts............  (3,914,983)  (1,845,903)    (702,503)
                                          -----------  -----------  -----------
Net unrealized gain (loss) on
 investments.............................  (9,837,098)  (3,497,718)  (1,124,109)
                                          -----------  -----------  -----------
Net realized and unrealized gain (loss)
 on investments..........................  (4,441,182)    (743,603)     (90,336)
                                          -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (861,578) $   462,313  $   332,738
                                          ===========  ===========  ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS

                                                       2010 High      2010 High      2015 High      2015 High     2020 High
                                                       Watermark      Watermark      Watermark      Watermark     Watermark
                                                     ------------  --------------- ------------  --------------- -----------
                                                                   For the period                For the period
                                                        For the       June 25,        For the       June 25,       For the
                                                      year ended   2004(1) through  year ended   2004(1) through year ended
                                                      October 31,    October 31,    October 31,    October 31,   October 31,
                                                         2005           2004           2005           2004          2005
                                                     ------------  --------------- ------------  --------------- -----------
Operations:
  Net investment income (loss)...................... $  3,579,604   $    121,402   $  1,205,916    $    28,039   $   423,074
  Net realized gain (loss) on investments...........    5,395,916        526,139      2,754,115         98,650     1,033,773
  Net unrealized gain (loss) on investments.........   (9,837,098)     1,094,476     (3,497,718)       293,705    (1,124,109)
                                                     ------------   ------------   ------------    -----------   -----------
Net increase (decrease) in net assets resulting from
 operations.........................................     (861,578)     1,742,017        462,313        420,394       332,738
                                                     ------------   ------------   ------------    -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A)...................     (282,349)            --        (67,062)            --       (19,823)
  Net investment income (Class C)...................     (167,860)            --        (22,787)            --        (6,836)
  Net investment income (Class I)...................           --             --             --             --            --
  Net realized gain on securities (Class A).........     (436,544)            --       (149,237)            --       (37,610)
  Net realized gain on securities (Class C).........     (443,973)            --        (77,967)            --       (18,595)
  Net realized gain on securities (Class I).........           --             --             --             --            --
                                                     ------------   ------------   ------------    -----------   -----------
Total distributions to shareholders.................   (1,330,726)            --       (317,053)            --       (82,864)
                                                     ------------   ------------   ------------    -----------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)................  195,591,176    107,649,696     89,541,510     17,080,522    31,938,027
                                                     ------------   ------------   ------------    -----------   -----------
Total increase (decrease) in net assets.............  193,398,872    109,391,713     89,686,770     17,500,916    32,187,901
                                                     ------------   ------------   ------------    -----------   -----------

NET ASSETS:
Beginning of period.................................  109,391,713             --     17,500,916             --     5,506,713
                                                     ------------   ------------   ------------    -----------   -----------
End of period+...................................... $302,790,585   $109,391,713   $107,187,686    $17,500,916   $37,694,614
                                                     ============   ============   ============    ===========   ===========
+ Includes accumulated undistributed net investment
 income (loss)...................................... $  3,279,342   $    149,947   $  1,146,331    $    30,264   $   407,532
                                                     ============   ============   ============    ===========   ===========

                                                        2020 High
                                                        Watermark
                                                     ---------------
                                                     For the period
                                                        June 25,
                                                     2004(1) through
                                                       October 31,
                                                          2004
                                                     ---------------
Operations:
  Net investment income (loss)......................   $   10,415
  Net realized gain (loss) on investments...........        9,103
  Net unrealized gain (loss) on investments.........      121,412
                                                       ----------
Net increase (decrease) in net assets resulting from
 operations.........................................      140,930
                                                       ----------

Distributions to shareholders from:
  Net investment income (Class A)...................           --
  Net investment income (Class C)...................           --
  Net investment income (Class I)...................           --
  Net realized gain on securities (Class A).........           --
  Net realized gain on securities (Class C).........           --
  Net realized gain on securities (Class I).........           --
                                                       ----------
Total distributions to shareholders.................           --
                                                       ----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)................    5,365,783
                                                       ----------
Total increase (decrease) in net assets.............    5,506,713
                                                       ----------

NET ASSETS:
Beginning of period.................................           --
                                                       ----------
End of period+......................................   $5,506,713
                                                       ==========
+ Includes accumulated undistributed net investment
 income (loss)......................................   $   11,117
                                                       ==========

--------
(1)Commencement of operations.

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                        Net gain
                                        (loss) on
                     Net               investment                                               Net               Net
                    Asset                 (both               Dividends  Distributions         Asset            Assets
                    Value      Net      realized   Total from  from net      from       Total  Value            end of
                  beginning investment     and     investment investment net realized  Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                       2010 HIGH WATERMARK FUND
                                                                       ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.04      $ 0.18      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 53,942
11/01/04-10/31/05   10.22      0.18       (0.08)       0.10      (0.04)      (0.06)     (0.10)  10.22    0.95    134,161
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03      $ 0.19      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 55,449
11/01/04-10/31/05   10.22      0.12       (0.10)       0.02      (0.02)      (0.06)     (0.08)  10.16    0.20    145,975
                                                                               Class I
-
2/18/05#-10/31/05  $10.34     $0.18      $(0.27)     $(0.09)    $   --      $   --     $   --  $10.25   (0.87)% $ 22,655

                                                                       2015 HIGH WATERMARK FUND
                                                                       ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
11/01/04-10/31/05   10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
11/01/04-10/31/05   10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569
                                                                               Class I
-
2/18/05#-10/31/05  $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269

                                                                       2020 HIGH WATERMARK FUND
                                                                       ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.24      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  4,152
11/01/04-10/31/05   10.29      0.21        0.45        0.66      (0.03)      (0.07)     (0.10)  10.85    6.42     22,847
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03      $ 0.26      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  1,355
11/01/04-10/31/05   10.29      0.15        0.44        0.59      (0.02)      (0.07)     (0.09)  10.79    5.73      9,008
                                                                               Class I
-
2/18/05#-10/31/05  $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $  5,841

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)       1.13%(3)(4)        0%
   1.65(4)           1.84(4)           73


   2.30%(3)(4)       0.49%(3)(4)        0%
   2.30(4)           1.20(4)           73


   1.15%(3)(4)       2.52%(3)(4)       73%





   1.65%(3)(4)       1.29%(3)(4)        0%
   1.65(4)           2.12(4)            1


   2.30%(3)(4)       0.65%(3)(4)        0%
   2.30(4)           1.47(4)            1


   1.15%(3)(4)       2.73%(3)(4)        1%





   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%
   1.65(4)           2.07(4)            0


   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%
   2.30(4)           1.41(4)            0


   1.15%(3)(4)       2.73%(3)(4)        0%

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                                  10/31/04(3) 10/31/05
                                                  ----------- --------
         2010 High Watermark Fund Class A........      2.25%    0.03%
         2010 High Watermark Fund Class C........      2.32     0.02
         2010 High Watermark Fund Class I........        --     0.45
         2015 High Watermark Fund Class A........     10.24     0.13
         2015 High Watermark Fund Class C........     22.14     0.14
         2015 High Watermark Fund Class I........        --     0.52
         2020 High Watermark Fund Class A........     25.34     0.43
         2020 High Watermark Fund Class C........     79.03     0.50
         2020 High Watermark Fund Class I........        --     0.87

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2005 -- (unaudited)

Industry Allocation*

                      U.S. Treasury Bonds........... 67.4%
                      U.S. Treasury Bills........... 29.6
                      Federal Home Loan Mtg. Corp...  1.4
                      Federal National Mtg. Assoc...  1.3
                                                     ----
                                                     99.7%
                                                     ====

Credit Quality+#

                     Government -- Treasury........ 100.0%
                                                    =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2005

                                               Principal
                                                Amount/
                                                 Shares        Value
               Security Description          Subject To Put   (Note 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 67.4%
       U.S. Treasuries -- 67.4%
         United States Treasury Bond Strip
          zero coupon due 08/15/10(1).......  $240,920,000  $ 194,706,243
         United States Treasury Bond Strip
          zero coupon due 08/15/10(1).......    11,500,000      9,367,072
                                                            -------------
       Total U.S. Government Obligations
          (cost $209,251,064)...............                  204,073,315
                                                            -------------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/November 2005/$1,060.        61,500         33,825
         S&P 500 Index/November 2005/$1,080.        20,750         13,488
                                                            -------------
       Total Put Options Purchased
          (cost $108,153)...................                       47,313
                                                            -------------
       Total Long-Term Investment Securities
          (Cost $209,359,217)...............                  204,120,628
                                                            -------------
       SHORT-TERM INVESTMENT SECURITIES -- 29.6%
       U.S. Treasuries -- 29.6%
         United States Treasury Bills
          2.97% due 11/25/05................  $    100,000         99,802
         United States Treasury Bills
          3.01% due 11/17/05................       300,000        299,599
         United States Treasury Bills
          3.04% due 11/17/05(1).............     8,200,000      8,188,912
         United States Treasury Bills
          3.15% due 11/17/05................       700,000        699,019
         United States Treasury Bills
          3.17% due 11/25/05................     1,880,000      1,876,023
         United States Treasury Bills
          3.18% due 11/25/05(1).............       600,000        598,727
         United States Treasury Bills
          3.21% due 11/25/05................       500,000        498,931
         United States Treasury Bills
          3.22% due 11/25/05................       300,000        299,356
         United States Treasury Bills
          3.38% due 11/25/05................     4,470,000      4,459,922
         United States Treasury Bills
          3.52% due 01/19/06................     4,000,000      3,967,188
         United States Treasury Bills
          3.52% due 02/16/06................     1,500,000      1,482,807
         United States Treasury Bills
          3.53% due 01/19/06................       750,000        743,847
         United States Treasury Bills
          3.55% due 01/19/06................     4,250,000      4,215,137
         United States Treasury Bills
          3.55% due 02/16/06................     1,000,000        988,538
         United States Treasury Bills
          3.57% due 01/19/06................       400,000        396,719
         United States Treasury Bills
          3.57% due 02/16/05................     1,940,000      1,917,764
         United States Treasury Bills
          3.58% due 02/16/05................    13,000,000     12,850,994
         United States Treasury Bills
          3.60% due 01/19/06................     2,290,000      2,271,215
         United States Treasury Bills
          3.61% due 01/19/06................       740,000        733,930
         United States Treasury Bills
          3.61% due 02/16/06................     1,700,000      1,680,515


                                                    Principal      Value
                Security Description                 Amount       (Note 2)
   -------------------------------------------------------------------------
   U.S. Treasuries (continued)
     United States Treasury Bills
      3.62% due 01/19/06.......................... $    50,000  $      49,590
     United States Treasury Bills
      3.64% due 02/16/06..........................   1,000,000        988,538
     United States Treasury Bills
      3.65% due 02/16/06..........................     400,000        395,415
     United States Treasury Bills
      3.76% due 03/16/06..........................     700,000        689,760
     United States Treasury Bills
      3.77% due 03/16/06..........................     100,000         98,537
     United States Treasury Bills
      3.87% due 03/16/06..........................   1,000,000        985,372
     United States Treasury Bills
      3.88% due 03/16/06..........................   1,400,000      1,379,521
     United States Treasury Bills
      3.89% due 03/16/06..........................   3,100,000      3,054,652
     United States Treasury Bills
      3.90% due 03/16/06..........................  10,000,000      9,853,720
     United States Treasury Bills
      3.91% due 03/16/06..........................   1,700,000      1,675,132
     United States Treasury Bills
      4.03% due 04/20/06..........................  20,400,000     20,014,236
     United States Treasury Bills
      4.06% due 04/20/06..........................   2,200,000      2,158,398
                                                                -------------
                                                                   89,611,816
                                                                -------------
   U.S. Government Agencies -- 2.7%
     Federal Home Loan Mtg. Corp. Disc. Notes
      3.32% due 11/15/05..........................   3,600,000      3,595,352
     Federal Home Loan Mtg. Corp. Disc. Notes
      3.39% due 12/06/05..........................     412,000        410,643
     Federal National Mtg. Assoc. Disc. Notes
      3.32% due 11/30/05..........................   3,500,000      3,490,639
     Federal National Mtg. Assoc. Disc. Notes
      3.36% due 11/30/05..........................     500,000        498,645
                                                                -------------
                                                                    7,995,279
                                                                -------------
   Total Short-Term Investment Securities
      (cost $97,627,043)..........................                 97,607,095
                                                                -------------
   Repurchase Agreement -- 0.0%
     Agreement with State Street Bank &
      Trust Co., bearing interest at 1.75%, dated
      10/31/05, to be repurchased 11/01/05 in
      the amount of $133,006 and collateralized
      by $130,000 of United States Treasury
      Bonds, bearing interest at 5.25%, due
      11/15/28 and having an approximate
      aggregate value of $140,894 (cost
      $133,000)...................................     133,000  $     133,000
                                                   -----------  -------------
   TOTAL INVESTMENTS --
      (cost $307,119,260)(2)......................        99.7%   301,860,723
   Other assets less liabilities..................         0.3        929,862
                                                   -----------  -------------
   NET ASSETS --                                         100.0% $ 302,790,585
                                                   ===========  =============

--------
+  Non-income producing securities
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2005 -- (continued)


                                                 Shares
                                                 Subject    Value
                   Security Description          to Call   (Note 2)
           --------------------------------------------------------
           OPTIONS WRITTEN -- (0.2%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/November 2005/$1,225. (63,000) $(422,100)
             S&P 500 Index/November 2005/$1,235. (19,250)   (71,225)
                                                          ---------
           Total Options Written
              (Premiums received $229,371)......          $(493,325)
                                                          ---------

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                              Value at      Unrealized
Number of                                         Value at   October 31,   Appreciation
Contracts      Description      Expiration Date  Trade Date     2005      (Depreciation)
--------- --------------------- --------------- ------------ ------------ --------------
494 Long  S&P 500 Futures Index  December 2005  $152,630,431 $149,410,300  $(3,220,131)
                                                                           ===========

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2005 -- (unaudited)

Industry Allocation*

                      U.S. Treasury Bonds........... 56.9%
                      U.S. Treasury Bills........... 39.4
                      Federal Home Loan Mfg.. Corp..  1.4
                      Federal National Mfg. Assoc...  1.4
                      Repurchase Agreement..........  0.1
                                                     ----
                                                     99.2%
                                                     ====

Credit Quality+#

                     Government -- Treasury........ 100.0%
                                                    =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2005

                                                 Principal
                                                  Amount/
                                                   Shares       Value
               Security Description            Subject To Put  (Note 2)
      ------------------------------------------------------------------
      U.S. GOVERNMENT OBLIGATIONS -- 56.9%
      U.S. Treasuries -- 56.9%
       United States Treasury Bond Strip zero
         coupon due 08/15/15(1) (cost
         $62,430,192).........................  $96,165,000   $60,968,322
                                                              -----------
      PUT OPTIONS PURCHASED -- 0.0%+
      Index/Expiration Date/Exercise Price
       S&P 500 Index/November 2005/$1,060.....       26,750        14,712
       S&P 500 Index/November 2005/$1,080.....        7,500         4,875
                                                              -----------
      Total Put Options Purchased
         (cost $44,672).......................                     19,587
                                                              -----------
      Total Long-Term Investment Securities
         (Cost $62,474,864)...................                 60,987,909
                                                              -----------
      SHORT-TERM INVESTMENT SECURITIES -- 39.4%
      U.S. Treasuries -- 39.4%
       United States Treasury Bills 2.96% due
         11/25/05(1)..........................  $   600,000       598,818
       United States Treasury Bills 2.97% due
         11/25/05(1)..........................      600,000       598,814
       United States Treasury Bills 3.01% due
         11/17/05(1)..........................      200,000       199,733
       United States Treasury Bills 3.04% due
         11/17/05(1)..........................    1,200,000     1,198,377
       United States Treasury Bills 3.17% due
         11/25/05(1)..........................    1,020,000     1,017,842
       United States Treasury Bills 3.18% due
         11/25/05(1)..........................      700,000       696,694
       United States Treasury Bills 3.19% due
         11/25/05(1)..........................      100,000        99,787
       United States Treasury Bills 3.20% due
         11/25/05(1)..........................      500,000       498,934
       United States Treasury Bills 3.21% due
         11/25/05(1)..........................      400,000       399,145
       United States Treasury Bills 3.22% due
         11/25/05(1)..........................      100,000        99,785
       United States Treasury Bills 3.22% due
         01/19/06(1)..........................      400,000       396,719
       United States Treasury Bills 3.23% due
         11/25/05(1)..........................      250,000       249,463
       United States Treasury Bills 3.30% due
         11/25/05(1)..........................      250,000       249,451
       United States Treasury Bills 3.38% due
         11/25/05(1)..........................    1,320,000     1,317,024
       United States Treasury Bills 3.49% due
         02/16/06(1)..........................      300,000       296,561
       United States Treasury Bills 3.53% due
         01/19/06(1)..........................      300,000       297,539
       United States Treasury Bills 3.53% due
         02/16/06(1)..........................      400,000       395,415
       United States Treasury Bills 3.55% due
         01/19/06(1)..........................    3,100,000     3,074,571
       United States Treasury Bills 3.55% due
         02/16/06(1)..........................      500,000       494,269
       United States Treasury Bills 3.56% due
         02/16/06(1)..........................      800,000       790,830


                                                 Principal    Value
                 Security Description             Amount     (Note 2)
        --------------------------------------------------------------
        U.S. Treasuries (continued)
         United States Treasury Bills 3.57% due
           01/19/06(1).......................... $  400,000 $   396,719
         United States Treasury Bills 3.58% due
           02/16/06(1)..........................  3,500,000   3,459,883
         United States Treasury Bills 3.59% due
           01/19/06(1)..........................    180,000     178,524
         United States Treasury Bills 3.60% due
           01/19/06(1)..........................    950,000     942,207
         United States Treasury Bills 3.61% due
           01/19/06(1)..........................  1,150,000   1,140,568
         United States Treasury Bills 3.61% due
           02/16/06(1)..........................    800,000     790,830
         United States Treasury Bills 3.62% due
           01/19/06(1)..........................    970,000     962,043
         United States Treasury Bills 3.62% due
           02/16/06(1)..........................    400,000     395,415
         United States Treasury Bills 3.63% due
           02/16/06(1)..........................  1,000,000     988,538
         United States Treasury Bills 3.64% due
           02/16/06(1)..........................  1,000,000     988,538
         United States Treasury Bills 3.65% due
           02/16/06(1)..........................  1,320,000   1,304,870
         United States Treasury Bills 3.76% due
           03/16/06(1)..........................    900,000     886,835
         United States Treasury Bills 3.77% due
           03/16/06(1)..........................    100,000      98,537
         United States Treasury Bills 3.87% due
           03/16/06(1)..........................    200,000     197,074
         United States Treasury Bills 3.88% due
           03/16/06(1)..........................  2,700,000   2,660,504
         United States Treasury Bills 3.89% due
           03/16/06(1)..........................    500,000     492,686
         United States Treasury Bills 3.90% due
           03/16/06(1)..........................  5,400,000   5,321,009
         United States Treasury Bills 3.91% due
           03/16/06(1)..........................    700,000     689,760
         United States Treasury Bills 4.03% due
           04/20/06(1)..........................  5,600,000   5,494,104
         United States Treasury Bills 4.04% due
           04/20/06(1)..........................    400,000     392,436
         United States Treasury Bills 4.06% due
           04/20/06(1)..........................  1,500,000   1,471,635
                                                            -----------
                                                             42,222,486
                                                            -----------
        U.S. Government Agencies -- 2.8%
         Federal Home Loan Mtg. Corp. Disc.
           Notes 3.32% due 11/15/05.............  1,000,000     998,709
         Federal Home Loan Mtg. Corp. Disc.
           Notes 3.39% due 12/06/05.............    500,000     498,353
         Federal National Mtg. Assoc. Disc.
           Notes 3.32% due 11/30/05(1)..........  1,500,000   1,495,988
                                                            -----------
                                                              2,993,050
                                                            -----------
        Total Short-Term Investment Securities
           (cost $45,227,463)...................             45,215,536
                                                            -----------

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2005 -- (continued)


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     REPURCHASE AGREEMENT -- 0.1%
       Agreement with State Street Bank &
        Trust Co., bearing interest at 1.75%, dated
        10/31/05, to be repurchased 11/01/05 in the
        amount of $107,005 and collateralized by
        $105,000 of United States Treasury Bonds,
        bearing interest at 5.25%, due 11/15/28 and
        having an approximate aggregate value of
        $113,799
        (cost $107,000)............................. $107,000  $    107,000
                                                     --------  ------------
     TOTAL INVESTMENTS --
        (cost $107,809,327)(2)......................     99.2%  106,310,445
     Other assets less liabilities..................      0.8%      877,241
                                                     --------  ------------
     NET ASSETS --                                      100.0% $107,187,686
                                                     ========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                   Shares
                                                   Subject    Value
                   Security Description            to Call   (Note 2)
          -----------------------------------------------------------
          OPTIONS WRITTEN -- (0.2%)+
          Index/Expiration Date/Exercise Price
           S&P 500 Index/November 2005/$1,225..... (26,750) $(179,225)
           S&P 500 Index/November 2005/$1,235.....  (7,500)   (27,750)
                                                            ---------
          Total Options Written
             (premiums received $90,953)..........          $(206,975)
                                                            ---------

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                             Value at     Unrealized
Number of                                        Value at   October 31,  Appreciation
Contracts      Description      Expiration Date Trade Date     2005     (Depreciation)
--------- --------------------- --------------- ----------- ----------- --------------
298 Long  S&P 500 Futures Index  December 2005  $91,719,209 $90,130,100  $(1,589,109)
                                                                         ===========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2005 -- (unaudited)

Industry Allocation*

                      U.S. Treasury Bills........... 48.3%
                      U.S. Treasury Bonds........... 48.0
                      Federal National Mtg. Assoc...  1.3
                      Federal Home Loan Mtg. Corp...  1.1
                                                     ----
                                                     98.7%
                                                     ====

Credit Quality+#

                     Government -- Treasury........ 100.0%
                                                    =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2005 -- (Audited)

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      U.S. GOVERNMENT OBLIGATIONS -- 48.0%
      U.S. Treasuries -- 48.0%
        United States Treasury Bond Strip
         zero coupon due 08/15/20(1)
         (cost $18,418,285)...................... $37,060,000 $18,076,032
                                                              -----------
      SHORT-TERM INVESTMENT SECURITIES -- 50.7%
      U.S. Government Agencies -- 2.4%
        Federal Home Loan Mtg. Corp. Disc. Notes
         3.32 % due 11/15/05.....................     400,000     399,484
        Federal National Mtg. Assoc. Disc Notes
         3.38 % due 11/30/05(1)..................     500,000     498,663
                                                              -----------
         (cost $898,146).........................                 898,147
                                                              -----------
      U.S. Treasuries -- 48.3%
        United States Treasury Bills
         3.01% due 11/17/05...................... $   200,000     199,732
        United States Treasury Bills
         3.03% due 11/25/05(1)...................     200,000     199,596
        United States Treasury Bills
         3.04% due 11/17/05......................     200,000     199,730
        United States Treasury Bills
         3.09% due 11/17/05......................      50,000      49,931
        United States Treasury Bills
         3.17% due 11/25/05(1)...................     300,000     299,366
        United States Treasury Bills
         3.18% due 11/25/05(1)...................     400,000     399,151
        United States Treasury Bills
         3.21% due 11/25/05(1)...................     300,000     299,358
        United States Treasury Bills
         3.27% due 11/25/05(1)...................     100,000      99,782
        United States Treasury Bills
         3.30% due 11/25/05(1)...................     800,000     798,242
        United States Treasury Bills
         3.31% due 11/25/05(1)...................     100,000      99,780
        United States Treasury Bills
         3.37% due 02/16/06(1)...................     500,000     494,269
        United States Treasury Bills
         3.38% due 11/25/05(1)...................     640,000     638,557
        United States Treasury Bills
         3.52% due 01/19/06(1)...................     150,000     148,770
        United States Treasury Bills
         3.53% due 02/16/06(1)...................     100,000      98,854
        United States Treasury Bills
         3.55% due 01/19/06(1)...................   1,080,000   1,071,141
        United States Treasury Bills
         3.55% due 02/16/06(1)...................     500,000     494,269
        United States Treasury Bills
         3.56% due 02/16/06(1)...................     500,000     494,269
        United States Treasury Bills
         3.58% due 02/16/06(1)...................   1,500,000   1,482,807

                                                Principal     Value
                 Security Description            Amount      (Note 2)
        ---------------------------------------------------------------
        U.S. Treasuries (continued)
          United States Treasury Bills
           3.59% due 01/19/06(1).............. $    70,000  $    69,426
          United States Treasury Bills
           3.59% due 02/16/06(1)..............     100,000       98,854
          United States Treasury Bills
           3.60% due 01/19/06(1)..............     380,000      376,883
          United States Treasury Bills
           3.61% due 01/19/06(1)..............     320,000      317,375
          United States Treasury Bills
           3.61% due 02/16/06(1)..............     400,000      395,415
          United States Treasury Bills
           3.62% due 01/19/06(1)..............     210,000      208,277
          United States Treasury Bills
           3.63% due 02/16/06(1)..............   1,180,000    1,166,475
          United States Treasury Bills
           3.65% due 02/16/06(1)..............     300,000      296,561
          United States Treasury Bills
           3.76% due 03/16/06(1)..............     100,000       98,537
          United States Treasury Bills
           3.77% due 03/16/06(1)..............     300,000      295,612
          United States Treasury Bills
           3.87% due 03/16/06(1)..............   1,800,000    1,773,670
          United States Treasury Bills
           3.89% due 03/16/06(1)..............   1,900,000    1,872,206
          United States Treasury Bills
           3.90% due 03/16/06(1)..............   1,850,000    1,822,938
          United States Treasury Bills
           3.91% due 03/16/06(1)..............     300,000      295,612
          United States Treasury Bills
           4.03% due 04/20/06(1)..............   1,000,000      981,090
          United States Treasury Bills
           4.04% due 04/20/06(1)..............     100,000       98,109
          United States Treasury Bills
           4.06% due 04/20/06(1)..............     500,000      490,545
                                                            -----------
           (cost $18,230,224).................  18,430,000   18,225,189
                                                            -----------
        Total Short-Term Investment Securities
           (cost $19,128,370).................               19,123,336
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $37,546,655)(2)..............        98.7%  37,199,368
        Other assets less liabilities.........         1.3      495,246
                                               -----------  -----------
        NET ASSETS --                                100.0% $37,694,614
                                               ===========  ===========

--------
(1)The security or a portion thereof represents collateral for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Co.ntracts
---------------------------------------------------------------------------------------------
                                                                   Value as of   Unrealized
Number of                                               Value at   October 31,  Appreciation
Contracts         Description          Expiration Date Trade Date     2005     (Depreciation)
--------- ---------------------------- --------------- ----------- ----------- --------------
104 Long  S&P 500 Futures Index         December 2005  $32,103,904 $31,454,800   $(649,104)
7 Long    S&P 500 E-Mini Futures Index  December 2005      429,736     423,430      (6,306)
                                                                                 ---------
                                                                                 $(655,410)
                                                                                 =========

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005

Note 1. Organization

   AIG Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each, a "Fund" and collectively, the "Funds"), three of which were offered to shareholders as of October 31, 2005. Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Advisor" or SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following Funds: 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund. The protected maturity date ("Protected Maturity Date") for each of the Funds is: 2010 High Watermark Fund -- August 31, 2010; 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. The Funds are considered to be separate entities for financial and tax reporting purposes.

   Each Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each Fund seeks high total return as a secondary objective. Each Fund undertakes that on the Protected Maturity Date each shareholder in the Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the Funds, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Fund prospectus for details on these conditions.

   Each Fund currently offers three classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares (other than the 2010 High Watermark Fund) will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I is offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)


Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)


   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call and put options written during the period ended October 31, 2005 are summarized as follows:

                                                    2010 High Watermark Fund
                                                    -----------------------
                                                     Number
                                                       of        Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2004............    (128)   $  (288,013)
Options written....................................  (2,511)    (2,700,518)
Options terminated in closing purchase transactions   2,160      2,546,056
Options expired....................................     150        213,104
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at October 31, 2005............    (329)   $  (229,371)
                                                     ======    ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)

                                                    2015 High Watermark
                                                            Fund
                                                    -------------------
                                                    Number of  Premiums
                                                    Contracts  Received
                                                    --------- ---------
Options outstanding at October 31, 2004............    (22)   $ (48,266)
Options written....................................   (714)    (741,943)
Options terminated in closing purchase transactions    572      663,959
Options expired....................................     27       35,297
Options exercised..................................     --           --
                                                      ----    ---------
Options outstanding at October 31, 2005............   (137)   $ (90,953)
                                                      ====    =========

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Board of Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo with respect to each Fund is computed daily and payable monthly, at an annual rate of 0.65% of a Fund's average daily net assets. If a Fund's portfolio becomes solely invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   SAAMCo has delegated portfolio management to Trajectory Asset Management, LLC (the "Subadvisor"). The Subadvisor was retained by SAAMCo to manage the investment portfolio of the Funds, pursuant to the subadvisory agreement. The Subadvisor's fee will be 43% of the net management fees after reimbursements paid to SAAMCo. For a period not to exceed two years from the inception of the Trust, if the cumulative monthly subadvisory fees are less than 0.15% of the Trust's assets, the Subadvisor will receive a monthly draw of 0.15% on composite net assets within the Trust. Future subadvisory fees will be offset by the amount previously paid that exceeded the subadvisory fees earned, until such time that the excess is recouped by SAAMCo. Payments to the Subadvisor for its services are made by SAAMCo., not by the Funds.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below the following percentages of each Fund's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Trustees, including a majority of Independent Trustees.

Fund                        Percentage
----                        ----------
2010 High Watermark Class A    1.65%
2010 High Watermark Class C    2.30
2010 High Watermark Class I    1.15
2015 High Watermark Class A    1.65
2015 High Watermark Class C    2.30
2015 High Watermark Class I    1.15
2020 High Watermark Class A    1.65
2020 High Watermark Class C    2.30
2020 High Watermark Class I    1.15

   Further, any waivers or reimbursements made by SAAMCo with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)


   For the period ended October 31, 2005, SAAMCo has agreed to reimburse expenses as follows:

Fund                        SAAMCO
----                        ------
2010 High Watermark Class A $31,645
2010 High Watermark Class C  25,984
2010 High Watermark Class I  41,554
2015 High Watermark Class A  47,119
2015 High Watermark Class C  27,646
2015 High Watermark Class I  32,146
2020 High Watermark Class A  59,192
2020 High Watermark Class C  28,365
2020 High Watermark Class I  17,981

   At October 31, 2005, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                Other
                               Expenses
Fund                          Reimbursed
----                        --------------
2010 High Watermark........    $312,641
2015 High Watermark........     364,392
2020 High Watermark........     393,910

                            Class Specific
                               Expenses
Fund                          Reimbursed
----                        --------------
2010 High Watermark Class A    $ 51,245
2010 High Watermark Class C      45,553
2010 High Watermark Class I      26,633
2015 High Watermark Class A      35,120
2015 High Watermark Class C      29,911
2015 High Watermark Class I      19,079
2020 High Watermark Class A      21,810
2020 High Watermark Class C      22,132
2020 High Watermark Class I      10,325

   For the year ended October 31, 2005, SAAMCo did not recoup any previous waivers or reimbursements on the 2010 Fund, 2015 Fund and 2020 Fund.

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares "(distribution expense") in accordance with a plan adopted by the investment company's Trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended October 31, 2005, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)


   In addition, SACS is paid a fee of 0.25% of average net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders. For the period ended October 31, 2005, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended October 31, 2005, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                    Class A                     Class A       Class C
                    ---------------------------------------- ------------- -------------
                                                              Contingent    Contingent
                      Sales      Affiliated   Non-affiliated   Deferred      Deferred
Fund                 Charges   Broker-dealers Broker-dealers Sales Charges Sales Charges
----                ---------- -------------- -------------- ------------- -------------
2010 High Watermark $3,340,543   $1,000,002     $1,830,763      $5,267        $40,198
2015 High Watermark  1,709,788      649,652        795,929          --          4,232
2020 High Watermark    703,279      310,945        283,333          --          7,596

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended October 31, 2005, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                           Payable at
Fund                           Expenses October 31, 2005
----                           -------- ----------------
2010 High Watermark Class A... $237,586     $24,950
2010 High Watermark Class C...  249,205      26,891
2010 High Watermark Class I...   20,363       4,063
2015 High Watermark Class A...   77,766      10,474
2015 High Watermark Class C...   43,394       5,895
2015 High Watermark Class I...   13,526       2,896
2020 High Watermark Class A...   30,449       4,153
2020 High Watermark Class C...   12,494       1,619
2020 High Watermark Class I...    4,559       1,020

   At October 31, 2005, SAAMCo, or other AIG affiliates owned 99.6%, 99.4% and 98.3% of the outstanding shares of the 2010 High Watermark Fund Class I, 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2005 were as follows:

                                             2010           2015           2020
                                        High Watermark High Watermark High Watermark
                                             Fund           Fund           Fund
                                        -------------- -------------- --------------
Purchases of U.S. government securities  $248,645,999   $53,083,300    $16,069,612
Sales of U.S. government securities....   106,279,715       317,750             --

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)


Note 5. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   2010           2015           2020
                                              High Watermark High Watermark High Watermark
                                                   Fund           Fund           Fund
                                              -------------- -------------- --------------
Cost.........................................  $307,139,275   $107,809,327   $37,546,775
                                               ============   ============   ===========
Appreciation.................................  $      3,263   $      1,200   $   116,483
Depreciation.................................    (5,281,815)    (1,500,082)     (463,890)
                                               ------------   ------------   -----------
Unrealized appreciation (depreciation) -- net  $ (5,278,552)  $ (1,498,882)  $  (347,407)
                                               ============   ============   ===========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and amortization of organizational costs.

                             Distributable Earnings            Tax Distributions
                    ---------------------------------------  ----------------------
                                  For the year ended October 31, 2005
                    ---------------------------------------------------------------
                                 Long-term      Unrealized
                     Ordinary  Gains/Capital   Appreciation  Ordinary   Long-term
Fund                  Income   Loss Carryover (Depreciation)  Income  Capital Gains
----                ---------- -------------- -------------- -------- -------------
2010 High Watermark $3,753,169   $1,084,477    $(5,217,712)  $802,547   $528,179
2015 High Watermark  1,513,512      528,397     (1,473,797)   180,810    136,243
2020 High Watermark    540,017      198,974       (347,407)    49,181     33,683

                      Tax Distributions
                     For the year ended
                      October 31, 2004
                    ---------------------
                    Ordinary  Long-Term
Fund                 Income  Capital Gain
----                -------- ------------
2010 High Watermark   $--        $--
2015 High Watermark    --         --
2020 High Watermark    --         --

   For the year ended October 31, 2005, there were no reclassifications arising from book/tax differences that resulted in increases (decreases) to the components of net assets.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:


                                  -------------------------------------------------
                                                       Class A
                                  ------------------------------------------------
                                                                For the period
                                                                June 25, 2004@
                                     For the year ended             through
                                      October 31, 2005         October 31, 2004
                                  ------------------------  ----------------------
                                    Shares       Amount       Shares      Amount
                                  ----------  ------------  ---------  -----------
Shares sold......................  9,373,202  $ 96,566,505  5,328,201  $53,572,191
Reinvested shares................     59,840       618,742         --           --
Shares redeemed.................. (1,577,934)  (16,268,213)   (52,613)    (531,111)
                                  ----------  ------------  ---------  -----------
Net increase (decrease)..........  7,855,108  $ 80,917,034  5,275,588  $53,041,080
                                  ==========  ============  =========  ===========

                                  2010 High Watermark Fund
                                  ------------------------------------------------------------------------
                                                      Class C                              Class I
                                  -----------------------------------------------  ----------------------
                                                               For the period          For the period
                                                               June 25, 2004@        February 18, 2005+
                                     For the year ended            through                 through
                                      October 31, 2005        October 31, 2004        October 31, 2005
                                  -----------------------  ----------------------  ----------------------
                                    Shares      Amount       Shares      Amount      Shares      Amount
                                  ---------  ------------  ---------  -----------  ---------  -----------
Shares sold...................... 9,764,674  $100,431,806  5,447,075  $54,826,746  2,269,605  $23,376,679
Reinvested shares................    46,857       484,501         --           --         --           --
Shares redeemed..................  (872,216)   (8,992,032)   (21,526)    (218,130)   (60,358)    (626,812)
                                  ---------  ------------  ---------  -----------  ---------  -----------
Net increase (decrease).......... 8,939,315  $ 91,924,275  5,425,549  $54,608,616  2,209,247  $22,749,867
                                  =========  ============  =========  ===========  =========  ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)

                                                                                2015 High Watermark Fund
                                  --------------------------------------------------------------------------------------------
                                                      Class A                                       Class C
                                  ----------------------------------------------  -------------------------------------------
                                                              For the period                                 For the period
                                                              June 25, 2004@                                 June 25, 2004@
                                    For the year ended            through           For the year ended          through
                                     October 31, 2005        October 31, 2004        October 31, 2005       October 31, 2004
                                  ----------------------  ----------------------  ----------------------  -------------------
                                    Shares      Amount      Shares      Amount      Shares      Amount     Shares    Amount
                                  ---------  -----------  ---------  -----------  ---------  -----------  -------  ----------
Shares sold...................... 4,474,414  $48,052,843  1,186,560  $11,955,873  2,669,012  $28,520,111  510,683  $5,157,581
Reinvested shares................    18,534      197,940         --           --      7,560       80,740       --          --
Shares redeemed..................  (218,793)  (2,367,727)        --           --   (118,372)  (1,285,051)  (3,384)    (32,932)
                                  ---------  -----------  ---------  -----------  ---------  -----------  -------  ----------
Net increase (decrease).......... 4,274,155  $45,883,056  1,186,560  $11,955,873  2,558,200  $27,315,800  507,299  $5,124,649
                                  =========  ===========  =========  ===========  =========  ===========  =======  ==========

                                                                                2020 High Watermark Fund
                                  --------------------------------------------------------------------------------------------
                                                      Class A                                       Class C
                                  ----------------------------------------------  -------------------------------------------
                                                              For the period                                 For the period
                                                              June 25, 2004@                                 June 25, 2004@
                                    For the year ended            through           For the year ended          through
                                     October 31, 2005        October 31, 2004        October 31, 2005       October 31, 2004
                                  ----------------------  ----------------------  ----------------------  -------------------
                                    Shares      Amount      Shares      Amount      Shares      Amount     Shares    Amount
                                  ---------  -----------  ---------  -----------  ---------  -----------  -------  ----------
Shares sold...................... 1,746,918  $18,952,251    404,326  $ 4,052,802    750,165  $ 8,111,109  131,708  $1,322,838
Reinvested shares................     5,198       55,935         --           --      2,252       24,228       --          --
Shares redeemed..................   (49,915)    (541,500)      (998)      (9,857)   (49,255)    (541,539)      --          --
                                  ---------  -----------  ---------  -----------  ---------  -----------  -------  ----------
Net increase (decrease).......... 1,702,201  $18,466,686    403,328  $ 4,042,945    703,162  $ 7,593,798  131,708  $1,322,838
                                  =========  ===========  =========  ===========  =========  ===========  =======  ==========

                                  -----------------------
                                          Class I
                                  ----------------------
                                      For the period
                                    February 18, 2005+
                                          through
                                     October 31, 2005
                                  ----------------------
                                    Shares      Amount
                                  ---------  -----------
Shares sold...................... 1,534,236  $16,529,168
Reinvested shares................        --           --
Shares redeemed..................   (16,812)    (186,514)
                                  ---------  -----------
Net increase (decrease).......... 1,517,424  $16,342,654
                                  =========  ===========


                                  -----------------------
                                          Class I
                                  ----------------------
                                      For the period
                                    February 18, 2005+
                                          through
                                     October 31, 2005
                                  ----------------------
                                    Shares      Amount
                                  ---------  -----------
Shares sold......................   549,913  $ 6,026,525
Reinvested shares................        --           --
Shares redeemed..................   (13,458)    (148,982)
                                  ---------  -----------
Net increase (decrease)..........   536,455  $ 5,877,543
                                  =========  ===========

--------
@  Commencement of operations
+  Inception date of Class

Note 7. Line of Credit

   AIG Series Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended October 31, 2005.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2005, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of AIG Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2005 -- (continued)

   SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                    Retirement Retirement Retirement
                       Plan       Plan       Plan
                    Liability   Expense    Payments
-                   ---------- ---------- ----------
Fund                     As of October 31, 2005
----                --------------------------------
2010 High Watermark   $1,312     $1,312      $--
2015 High Watermark      232        232       --
2020 High Watermark       78         78       --

Note 10. Other Information

   On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

   AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Adviser, the Distributor or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

   In the Adviser's view, the matter alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Note 11. Subsequent Event

   Effective January 1, 2005, SAAMCO has contractually agreed to waive fees or reimburse expenses, if necessary, to keep Class I operating expenses for each Fund at or below 1.18% of each class' average net assets.

   The Long Horizon Fund and the Short Horizon Income Fund will commence offering on or about December 27, 2005.

        AIG Series Trust
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of AIG Series Trust:

We have audited the accompanying statements of assets and liabilities of AIG Series Trust (comprised of 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund), including the schedules of investments, as of October 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Series Trust as of October 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Houston, Texas
December 21, 2005

        AIG Series Trust
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2005 -- (unaudited)

Approval of the Advisory Agreement and Subadvisory Agreements:

The Board of Trustees (the "Board"), including the Trustees that are not interested persons of AIG Series Trust (the "Funds") (the "Disinterested Trustees"), last approved Investment Advisory and Management Agreements between the Funds and AIG SunAmerica Asset Management Corp. ("SAAMCo") (the "Advisory Agreement") at a meeting held on August 31, 2005. At this same meeting, the Board also approved the renewal of the Subadvisory Agreements between SAAMCo and Trajectory Asset Management, LLC ("Trajectory" or the "Subadviser") with respect to the 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund of AIG Series Trust (each a "Subadvisory Agreement" and collectively, the "Subadvisory Agreements").

The Board noted that the discussion and approval of the Advisory Agreement and Subadvisory Agreements at the August 31, 2005 meeting was the culmination of numerous discussions and meetings that had taken place in recent months. The Board further noted that certain members of the Board had met with senior management on numerous occasions and had in-depth discussions regarding the Funds' performance, advisory expenses and other fees and negotiations with respect to advisory expenses.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board was provided with materials relating to its consideration of the Advisory Agreement. These materials assisted the Board in analyzing: (1) the nature, extent and quality of services to be provided by SAAMCo and the Subadviser, including administrative and shareholder services to be provided by SAAMCo and certain other affiliated companies; (2) the costs of services to be provided and benefits realized by SAAMCo and the Subadviser, including a comparison of fees and expense ratios of other similar funds, as well as SAAMCo's profitability and financial condition; (3) the terms of the Advisory Agreement and Subadvisory Agreements; (4) economies of scale and whether the fee levels reflect these economies of scale; (5) SAAMCo's overall organization, compliance policies and history, as well as the Subadviser's compliance policies and history; and (6) the investment performance of the Funds as compared to their peer groups ("Peer Groups") as determined by Lipper, Inc.("Lipper"). Experienced counsel that is independent of SAAMCo provided advice to the Disinterested Trustees ("Independent Counsel"). The Disinterested Trustees considered additional information, such as expense and other comparative data from Lipper. In considering these factors, as described in more detail below, the Board did not identify any single factor or group of factors as being more important than the others, but considered all factors together.

Nature, Extent and Quality of Services

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as investment manager and adviser to the Funds, manages the daily business affairs of the Funds, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies. Additionally, SAAMCo provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing of any such service provided by any others retained by the Funds), and has authorized its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, SAAMCo is responsible for monitoring and reviewing the activities of third-party service providers.

In making their determination regarding the nature and quality of SAAMCo's services, the Trustees considered SAAMCo's responsibility to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration of the Funds. The Board also reviewed the performance of the Funds, the details of which are described below.

The Board also reviewed the compliance and administrative services of SAAMCo. The Board noted that SAAMCo provides and compensates a Chief Compliance Officer for the Funds, and that SAAMCo maintains a compliance staff of nine people. The Board analyzed the structure and duties of SAAMCo's accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds.

The Board also considered that Trajectory is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Funds. The Board reviewed

        AIG Series Trust
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2005 -- (unaudited) (continued)

Trajectory's history, structure and size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. With respect to administrative services to be provided by Trajectory, the Board considered that Trajectory provides general marketing assistance and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions of the Fund as set forth in the prospectus.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and Trajectory and that there was a reasonable basis on which to conclude that SAAMCo and Trajectory would continue to provide a high quality of investment management services.

Fees and Expenses

The Board, including the Disinterested Trustees, reviewed information regarding the fees paid by the Funds to SAAMCo for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper detailing comparative advisory fee and other information of the Funds' peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories. The Board also received reports prepared by SAAMCo (including reports on investment management fees charged by SAAMCo to other funds it manages) and by the Board's independent counsel. In considering the reasonableness of the advisory fee, the Board reviewed a number of expense comparisons, including: (i) contractual management fees; (ii) actual total expenses; and (iii) actual and allowable Rule 12b-1 and non-12b-1 fees. The Board also considered that expense caps have been agreed to by SAAMCo and approved by the Board. The Board considered that expense caps benefited shareholders to a similar extent as if breakpoints in the Advisory Agreement were implemented (by keeping fees down even in the absence of economies of scale). The Board reviewed the Funds' expense ratios and analyzed the expense reimbursements and net expense ratio caps contractually agreed upon by SAAMCo. The Board compared the Funds' net expense ratios to those of other funds within their respective Lipper peer groups. Based upon the reports prepared by Lipper and other information provided by SAAMCo and by counsel to the Disinterested Trustees, the Board was satisfied that the fee and expense ratios of the Funds were acceptable given the quality of services expected to be provided and were comparable to the fee and expense ratios of similar funds within the same Lipper peer groups.

In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that the Funds pay a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo, rather than the Funds, pays a fee to the Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadviser with respect to the different services provided.

On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

Costs of Services and Benefits Derived, as well as the Adviser's Profitability and Financial Condition.

The Board, including the Disinterested Trustees, considered the direct and indirect costs and benefits of SAMMCo's providing services to the Funds. The Board considered the advisory fee payable to SAAMCo and separately considered the subadvisory fees payable by SAAMCo with respect to each Fund. The Board reviewed financial statements relating to SAAMCo's profitability and financial condition with respect to the services it provided the Funds, and considered how profit margins could affect SAAMCo's ability to attract and retain qualified investment personnel. The Board concluded that SAAMCo had a satisfactory financial condition, and that their profitability was not excessive as compared to standards set forth in applicable Court cases and other available industry information.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Funds are inconsequential to the analysis of

        AIG Series Trust
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2005 -- (unaudited) (continued)

the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis and do not impact upon the reasonableness of the advisory fee. The Board also considered the reputational value to SAAMCo from serving as investment adviser.

The Board also considered fees and, where applicable, profits earned by affiliates for providing other services to the Funds, and, as described above, research and other services SAAMCo obtained in connection with soft dollar commissions. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds were not excessive.

Terms of the Advisory Agreement and Subadvisory Agreements

The Board, including the Disinterested Trustees, received a draft of the proposed Advisory Agreement and Subadvisory Agreements. The Board considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the agreement.

In reviewing the terms of the Advisory Agreement, the Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and Officers who are employees of SAAMCo. The Board noted, however, that the Funds bear certain proxy voting-related expenses. The Board also considered the termination and liability provisions of the Advisory Agreement.

With respect to the Subadvisory Agreements, the Board further considered, that under the terms of each Subadvisory Agreement, the Subadviser is not liable to the Fund, or its shareholders, for any act or omission by the Subadviser or for any losses sustained by the Fund, or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence and reckless disregard of obligations or duties. The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the Funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations.

The Board concluded that the advisory fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including expense caps in connection with contract renewals.

The Overall Organization of SAAMCo

The Trustees considered the benefit to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Trustees also considered SAAMCo's experience in providing management and investment advisory services to advisory clients, including approximately 130 mutual funds (not including the Funds), and the fact that SAAMCo currently managed, advised and/or administered approximately $42 billion of assets. The Trustees also considered SAAMCo's record of compliance with each Funds' objectives, strategies and restrictions and its positive regulatory and compliance history. The Trustees also considered SAAMCo's relationships with its affiliates and the resources available to them.

        AIG Series Trust
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2005 -- (unaudited) (continued)


Compliance

The Board considered SAAMCo's and the Subadviser's compliance and regulatory history, and inquired whether SAAMCo or the Subadviser had been the target of any regulatory actions or investigations. In addition, the Board reviewed information concerning SAAMCo's compliance staff that would be responsible for providing compliance functions on behalf of the Funds. Finally, the Board reviewed the Code of Ethics of SAAMCo and the Subadviser, and determined that they contain provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Funds.

Investment Performance

The Board regularly reviews the performance of the Funds over various periods of time. At the Board meeting held on August 31, 2005, in connection with the approval of the continuation of the Advisory Agreement and the Subadvisory Agreements, the Board reviewed the Funds' annualized total return for the past one-year (the Funds only have one-year of performance history). The Board, including the Disinterested Trustees, received and reviewed information regarding the investment performance of the Funds as compared to the performance of the Funds' Peer Groups.

In preparation for the August 31, 2005 meeting, the Board was provided with performance reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed the Funds' annualized total return for the prior one-year period ending on June 30, 2005. The Trustees noted that the Funds generally were providing competitive performance for long-term investors, but noted that performance with respect to the 2010 High Watermark Fund had lagged performance within its Peer Group for the one-year period. The Board noted that it would continue to monitor the performance of Trajectory.

Conclusion

After a full and complete discussion, and following negotiations with SAAMCo's management, the Board renewed the Advisory and Subadvisory Agreements with respect to each of the Funds for a period of one year. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Disinterested Trustees, were satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair, and in the best interest of the Funds and its shareholders, and that the advisory fee rates provided in the Advisory Agreement are acceptable in light of the usual and customary charges made for services of similar nature and quality.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited)

The following table contains basic information regarding the Trustees who oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                Number of
                        Position     Term of                                     Funds in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations     Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)       Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------ -----------------------------
Jeffrey S. Burum        Trustee    2004-present  Founder and CEO of                42       None
DOB: February 27, 1963                           National Housing
                                                 Development Corp.;
                                                 Founder, Owner and Partner
                                                 of Colonies Crossroads, Inc.
                                                 (January 2000 to present);
                                                 Owner and Managing
                                                 Member of Diversified
                                                 Pacific Development Group,
                                                 LLC (June 1990 to present).

Dr. Judith L. Craven    Trustee    2004-present  Retired.                          91       Director, A.G. Belo
DOB: October 6, 1945                                                                        Corporation (1992 to
                                                                                            present); Director, Sysco
                                                                                            Corporation (1996 to
                                                                                            present); Director, Luby's
                                                                                            Inc. (1998 to present);
                                                                                            Director, University of Texas
                                                                                            Board of Regents
                                                                                            (2001-Present).

William F. Devin        Trustee    2004-present  Retired.                          91       Member of the Board of
DOB: December 30, 1938                                                                      Governors, Boston Stock
                                                                                            Exchange (1985-Present).

Samuel M. Eisenstat     Chairman   2004-present  Attorney, solo practitioner.      52       Director, North European Oil
DOB: March 7, 1940      of the                                                              Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    2004-present  Associate, Corcoran Group         52       None
DOB: May 10, 1943                                (Real Estate) (October 2003-
                                                 present); Partner and Member
                                                 of Managing Directors, Beau
                                                 Brummell-Soho, LLC
                                                 (licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present).

Peter A. Harbeck(3)     Trustee    2004-present  President, CEO and Director,      100      None
DOB: January 23, 1954                            AIG SunAmerica Asset
                                                 Management Corp.
                                                 ("SAAMCo") (August 1995
                                                 to present); Director, AIG
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (August 1993 to present);
                                                 President and CEO, AIG
                                                 Advisor Group, Inc. (June
                                                 2004 to present).

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited) (continued)

                                                                                  Number of
                        Position     Term of                                       Funds in
        Name,          Held With    Office and                                   Fund Complex
     Address and       SunAmerica   Length of         Principal Occupations      Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)       During Past 5 Years        Trustee(1)       Held by Trustee(2)
---------------------- ---------- -------------- ------------------------------- ------------ -----------------------------
William J. Shea        Trustee     2004-present  President and CEO, Conseco,         52       Chairman of the Board, Royal
DOB: February 9, 1948                            Inc. (Financial Services) (2001              and SunAlliance, U.S.A., Inc.
                                                 to 2004); Chairman of the                    (March 2005 to present);
                                                 Board of Centennial                          Director, Boston Private
                                                 Technologies, Inc. (1998 to                  Holdings (October 2004 to
                                                 2001); Vice Chairman, Bank                   present).
                                                 Boston Corp. (1993 to 1998)

Officers

Vincent M. Marra       President   2004-present  Senior Vice President and           N/A      N/A
DOB: May 28, 1950                                Chief Operation Officer,
                                                 SAAMCo (February 2003-
                                                 present); Chief Administrative
                                                 Officer, Chief Operating
                                                 Officer and Chief Financial
                                                 Officer, Carret & Co., LLC
                                                 (June 2002 to February 2003);
                                                 President and Chief Operating
                                                 Officer, Bowne Digital
                                                 Solutions (1999 to May 2002)

Donna M. Handel        Treasurer   2004-present  Senior Vice President,              N/A      N/A
DOB: June 25, 1966                               SAAMCo (December 2004 to
                                                 present); Vice President,
                                                 SAAMCo (1997 to December
                                                 2004); Assistant Treasurer
                                                 (1993 to 2002)

Gregory N. Bressler    Secretary   September     Senior Vice President and           N/A      N/A
DOB: November 17, 1966 and Chief   2005-present  General Counsel, SAAMCo
                       Legal                     (June 2005 to Present); Vice
                       Officer                   President and Director of U.S.
                                                 Asset Management
                                                 Compliance, Goldman Sachs
                                                 Asset Management, L.P. (June
                                                 2004 to June 2005); Deputy
                                                 General Counsel, Credit Suisse
                                                 Asset Management, LLC. (June
                                                 2002-June 2004; Vice President
                                                 and Counsel, Credit Suisse
                                                 Asset Management, LLC
                                                 (January 2000-June 2002).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (6 portfolios), SunAmerica Focused Alpha Growth Fund (1 Fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 Fund).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        AIG Series Trust
        SHAREHOLDER TAX INFORMATION -- October 31, 2005 -- (unaudited)


Certain tax information regarding the AIG Series Trust Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable periods ended October 31, 2005. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2006.

During the year ended October 31, 2005 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                         Net          Net        Net Long-   Qualifying% for the
                              Total   Investment  Short-Term       Term         70% Dividends
                            Dividends   Income   Capital Gains Capital Gains Received Deduction
                            --------- ---------- ------------- ------------- -------------------
2010 High Watermark Class A   $0.10     $0.04        $0.02         $0.04             -- %
2010 High Watermark Class C    0.08      0.02         0.02          0.04              --
2010 High Watermark Class I      --        --           --            --              --
2015 High Watermark Class A    0.13      0.04         0.04          0.05              --
2015 High Watermark Class C    0.12      0.03         0.04          0.05              --
2015 High Watermark Class I      --        --           --            --              --
2020 High Watermark Class A    0.10      0.03         0.03          0.04              --
2020 High Watermark Class C    0.09      0.02         0.03          0.04              --
2020 High Watermark Class I      --        --           --            --              --

For the year ended October 31, 2005, none of the dividends paid by the Funds are subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the AIG Series Trust Funds to a similar investment in an index or indices. Please note that "inception" as used herein reflects the date on which a specific class of Fund shares commenced operations. It is important to note that the AIG Series Trust Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

2010 High Watermark Fund

For the annual period ended October 31, 2005, class A shares of 2010 High Watermark Fund returned 0.95%, lagging the Fund's Dow Jones Target Maturity 2010 benchmark, which returned 4.07% during the period.

Strong domestic growth rates and heightened inflation concerns prompted the Federal Reserve to raise interest rates 8 times during the period. The Federal Funds Target Rate increased to 3.75% from 1.75% in the beginning of the period. Although the S&P 500 Index delivered strong returns in the fourth quarter of 2004, its return in 2005 was modest. During the annual period ended October 31, 2005, the S&P 500 Index realized a total return of 8.72%.

As in most tightening cycles, the U.S. Treasury yield curve flattened during the period. The spread between the 10-year and 2-year Treasuries went from 147 basis points at the end of October 2004 to 18 basis points at the end of October 2005. While the 2-year Treasury yield went up by 183 basis points to 4.37%, and the 10-year Treasury yield went up by 53 basis points to 4.55%, the 30-Year Treasury yield went down by 4 basis points to 4.75%. With modestly positive total returns, long bonds outperformed short and medium term Treasuries, which had flat to negative total returns during the period.

Relative to its benchmark, the Fund maintained a higher exposure to equities and a significantly higher exposure to U.S. Government Securities. The Fund's overweight position to equities contributed positively to relative performance, but it was outweighed by the higher exposure to U.S. Government Securities, which had poor performance during the period. The rising interest rates resulted in a loss for the U.S. Treasury STRIP holdings of the Fund. The impact was particularly pronounced in September and October of this year, when interest rates increased by over 50 basis points across most of the yield curve.

--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Dow Jones Target Date Indices are a series of balanced indexes with risk profiles that become more conservative over time. The indices allocate among stocks, bonds and cash on a monthly basis to hit predefined relative risk levels. The U.S. target index series consists of six Dow Jones equity indexes, three Lehman bond indexes and the Lehman one-to-three months T-bill index.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Since inception, $10,000 invested in 2010 High Watermark Fund Class A shares would be valued at $9,724. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2010 Index would be valued at $10,766.

                                    [CHART]

                            2010             Dow Jones
                        High Watermark    Target Maturity
                         Fund Class A#      2010 Index
                       ---------------    ---------------
                  6/04     $9,425            $10,000.00
                  7/04      9,359             10,004.37
                  8/04      9,472             10,145.41
                  9/04      9,529             10,236.52
                 10/04      9,632             10,345.73
                 11/04      9,680             10,415.00
                 12/04      9,866             10,580.38
                  1/05      9,752             10,564.78
                  2/05      9,790             10,568.52
                  3/05      9,648             10,482.40
                  4/05      9,657             10,527.33
                  5/05      9,847             10,708.94
                  6/05      9,857             10,791.31
                  7/05      9,933             10,825.64
                  8/05      9,971             10,901.77
                  9/05      9,933             10,850.60
                 10/05      9,724             10,766.35




                         Class A            Class C            Class I
                    ------------------ ------------------ ------------------
                    Average            Average            Average
      2010 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
    Watermark Fund  Return   Return+   Return   Return+   Return   Return+
   ---------------- ------- ---------- ------- ---------- ------- ----------
   1 Year Return     -4.83%    0.95%    -0.79%    0.20%     N/A       N/A
   -------------------------------------------------------------------------
   5 Year Return       N/A      N/A       N/A      N/A      N/A       N/A
   -------------------------------------------------------------------------
   10 Year Return      N/A      N/A       N/A      N/A      N/A       N/A
   -------------------------------------------------------------------------
   Since Inception*  -2.05%    3.17%     1.77%    2.41%     N/A     -0.87%
   -------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2005, the 2010 High Watermark Class A returned -4.83%, compared to 4.07% for the Dow Jones Target Maturity 2010 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

2015 High Watermark Fund

For the annual period ended October 31, 2005, class A shares of 2015 High Watermark Fund returned 4.74%, lagging the Fund's Target Maturity 2015 benchmark, which returned 5.59% during the period.

Strong domestic growth rates and heightened inflation concerns prompted the Federal Reserve to raise interest rates 8 times during the period. The Federal Funds Target Rate increased to 3.75% from 1.75% in the beginning of the period. Although the S&P 500 Index delivered strong returns in the fourth quarter of 2004, its return in 2005 was modest. During the annual period ended October 31, 2005, the S&P 500 Index realized a total return of 8.72%.

As in most tightening cycles, the U.S. Treasury yield curve flattened during the period. The spread between the 10-year and 2-year Treasuries went from 147 basis points at the end of October 2004 to 18 basis points at the end of October 2005. While the 2-year Treasury yield went up by 183 basis points to 4.37%, and the 10-year Treasury yield went up by 53 basis points to 4.55%, the 30-Year Treasury yield went down by 4 basis points to 4.75%. With modestly positive total returns, long bonds outperformed short and medium term Treasuries, which had flat to negative total returns during the period.

Relative to its benchmark, the Fund maintained a higher exposure to equities and a significantly higher exposure to U.S. Government Securities. The Fund's overweight position to equities contributed positively to relative performance, but it was outweighed by the higher exposure to U.S. Government Securities, which had poor performance during the period. The rising interest rates resulted in losses for the U.S. Treasury STRIP holdings of 2015 High Watermark Fund. The impact was particularly pronounced in September and October of this year, when interest rates increased by over 50 basis points across most of the yield curve.

--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Dow Jones Target Date Indices are a series of balanced indexes with risk profiles that become more conservative over time. The indices allocate among stocks, bonds and cash on a monthly basis to hit predefined relative risk levels. The U.S. target index series consists of six Dow Jones equity indexes, three Lehman bond indexes and the Lehman one-to-three months T-bill index.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Since inception, $10,000 invested in 2015 High Watermark Fund Class A shares would have increased to $10,198. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2015 Index would be valued at $10,876.

                                    [CHART]

           Dow Jones Target        2015 High Watermark
          Maturity 2015 Index          Fund Class #
          -------------------      -------------------
 Jun-04      $10,047.43                 $ 9,453
 Jul-04        9,937.59                   9,293
 Aug-04       10,053.67                   9,482
 Sep-04       10,176.00                   9,585
 Oct-04       10,301.44                   9,736
 Nov-04       10,467.45                   9,877
 Dec-04       10,678.40                  10,236
 Jan-05       10,598.51                  10,121
 Feb-05       10,650.94                  10,179
 Mar-05       10,545.47                   9,950
 Apr-05       10,513.01                   9,978
 May-05       10,760.16                  10,350
 Jun-05       10,865.63                  10,407
 Jul-05       10,992.32                  10,522
 Aug-05       11,055.36                  10,608
 Sep-05       11,009.80                  10,503
 Oct-05       10,876.86                  10,198



                      Class A            Class C            Class I
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   2015 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -1.28%    4.74%    2.92%     3.92%     N/A       N/A
-------------------------------------------------------------------------
5 Year Return       N/A      N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
10 Year Return      N/A      N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*   1.46%    8.20%    5.38%     7.35%     N/A     -0.28%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2005, the 2015 High Watermark Class A returned -1.28%, compared to 5.59% for the Dow Jones Target Maturity 2015 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

2020 High Watermark Fund

For the annual period ended October 31, 2005, class A shares of 2020 High Watermark Fund returned 6.42%, lagging the Fund's Dow Jones Target Maturity 2020 benchmark, which returned 7.30%.

Strong domestic growth rates and heightened inflation concerns prompted the Federal Reserve to raise interest rates 8 times during the period. The Federal Funds Target Rate increased to 3.75% from 1.75% in the beginning of the period. Although the S&P 500 Index delivered strong returns in the fourth quarter of 2004, its return in 2005 was modest. During the annual period ended October 31, 2005, the S&P 500 Index realized a total return of 8.72%.

As in most tightening cycles, the U.S. Treasury yield curve flattened during the period. The spread between the 10-year and 2-year Treasuries went from 147 basis points at the end of October 2004 to 18 basis points at the end of October 2005. While the 2-year Treasury yield went up by 183 basis points to 4.37%, and the 10-year Treasury yield went up by 53 basis points to 4.55%, the 30-Year Treasury yield went down by 4 basis points to 4.75%. With modestly positive total returns, long bonds outperformed short and medium term Treasuries, which had flat to negative total returns during the period.

Relative to it benchmark, the Fund maintained a higher exposure to equities and a significantly higher exposure to U.S. Government Securities. The Fund's overweight position to equities contributed positively to relative performance, but the Fund's allocation to U.S. Treasury STRIPS caused the Fund to lag its benchmark over the period. The 2020 High Watermark Fund STRIPS portfolio suffered significant losses in September and October of this year as interest rates rose by approximately 50 basis points.

--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Dow Jones Target Date Indices are a series of balanced indexes with risk profiles that become more conservative over time. The indices allocate among stocks, bonds and cash on a monthly basis to hit predefined relative risk levels. The U.S. target index series consists of six Dow Jones equity indexes, three Lehman bond indexes and the Lehman one-to-three months T-bill index.

        AIG Series Trust
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since inception, $10,000 invested in 2020 High Watermark Fund Class A shares would have increased to $10,321. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2020 Index would be valued at $10,999.

                                    [CHART]

                                2020              Dow Jones
                            High Watermark          Target
                             Fund Class A#   Maturity 2020 Index
                            --------------   -------------------
                    6/04       $ 9,425           $10,000.00
                    7/04         9,246             9,864.32
                    8/04         9,425             9,952.89
                    9/04         9,529            10,109.30
                   10/04         9,698            10,250.63
                   11/04         9,896            10,513.19
                   12/04        10,274            10,769.47
                    1/05        10,217            10,626.88
                    2/05        10,283            10,726.76
                    3/05        10,055            10,601.76
                    4/05        10,084            10,494.35
                    5/05        10,521            10,802.14
                    6/05        10,607            10,927.76
                    7/05        10,711            11,161.43
                    8/05        10,806            11,184.67
                    9/05        10,645            11,175.88
                   10/05        10,321            10,999.37




                      Class A            Class C            Class I
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   2020 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     0.28%     6.42%    4.73%     5.73%     N/A       N/A
-------------------------------------------------------------------------
5 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
10 Year Return     N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  2.36%     9.51%    6.43%     8.80%     N/A      0.09%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2005, the 2020 High Watermark Class A returned 0.28%, compared to 7.30% for the Dow Jones Target Maturity 2020 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum                                                   PORTFOLIO HOLDINGS
 Dr. Judith L. Craven         AIG SunAmerica Asset Management Corp. The Trust is required to
 William F. Devin           Harborside Financial                    file on Form N-Q, its
 Samuel M. Eisenstat          Center                                complete schedule of
 Stephen J. Gutman          3200 Plaza 5                            portfolio holdings with
 Peter A. Harbeck           Jersey City, NJ                         the U.S. Secu-rities and
 William J. Shea              07311-4992                            Exchange Commission for
                                                                    its first and third
Officers                   Distributor                              fiscal quarters. Once
 Vincent M. Marra,          AIG SunAmerica Capital                  filed, the Trust's Form
   President                  Services, Inc.                        N-Q will be available
 Donna M. Handel,           Harborside Financial                    without charge on the
   Treasurer                  Center                                U.S. Securities and
 J. Steven Neamtz, Vice     3200 Plaza 5                            Exchange Commission
   President                Jersey City, NJ                         website at www.sec.gov.
 Gregory N. Bressler,         07311-4992                            You can also obtain
   Chief Legal Officer                                              copies of Form N-Q by
   and Secretary           Shareholder Servicing                    (i) visiting the U.S.
 Nori L. Gabert, Vice      Agent                                    Securities and Ex-change
   President and            AIG SunAmerica Fund                     Commission Public
   Assistant Secretary        Services, Inc.                        Reference Room in
 Cynthia Gibbons, Vice      Harborside Financial                    Washington DC
   President and Chief        Center                                (information on the
   Compliance Officer       3200 Plaza 5                            operation of the Public
 Gregory R. Kingston,       Jersey City, NJ                         Reference Room may be
   Vice President and         07311-4992                            obtained by calling
   Assistant Treasurer                                              1-800-SEC-0330); (ii)
 Corey A. Issing,          Custodian and Transfer                   sending your request and
   Assistant Secretary     Agent                                    a duplicating fee to the
 Robert A. Chopyak,         State Street Bank and                   U.S. Securities and
   Assistant Treasurer        Trust Company                         Exchange Commission
                            P.O. Box 419572                         Public Reference Room,
                            Kansas City, MO                         Washington, DC 20549-0102
                              64141-6572                            or (iii) sending your
                                                                    request electronically to
                           VOTING PROXIES ON FUND                   publicinfo.sec.gov.
                           PORTFOLIO SECURITIES
                           A description of the                     PROXY VOTING RECORD ON
                           policies and proce-dures                 FUND PORTFOLIO SECURITIES
                           that the Trust uses to                   Information regarding how
                           determine how to vote                    AIG Series Trust voted
                           proxies related to                       proxies related to
                           securities held in the                   securities held in the
                           Fund's portfolio which is                Fund's portfolio's during
                           available in the Trust's                 the twelve month period
                           Statement of Additional                  ended June 30, 2005 is
                           Information, may be                      available without charge,
                           ob-tained without charge                 upon request, by calling
                           upon request, by calling                 (800) 858-8850 or on the
                           (800) 858-8850. The                      U.S. Secu-rities and
                           in-formation is also                     Exchange Commission
                           available from the EDGAR                 web-site at
                           database on the U.S.                     http://www.sec.gov.
                           Secu-rities and Exchange
                           Commission's website at                  This report is submitted
                           http://www.sec.gov.                      solely for the general
                                                                    information of
                                                                    shareholders of the Fund.
                                                                    Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO] AIG SunAmerica
    Mutual Funds
Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

HWANN-10/05

Item 2. Code of Ethics.

AIG Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. The Code of Ethics was amended, effective December 1, 2004, to reflect the resignation of Robert M. Zakem as a "Covered Officer" as that term is defined in the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                          2004         2005
         Audit Fees ....................$ 85,000     $ 64,500
         Audit-Related Fees ............$      0     $ 18,900
         Tax Fees ......................$ 13,500     $ 21,300
         All Other Fees ................$      0     $      0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

(1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(2) No services included in (b)-(d) above were approved pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $0 and $0, respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not Appplicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Appplicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

     (3) Not applicable

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: January 9, 2006


By: /s/ Donna M. Handel
    ------------------------------------
Donna M. Handel
Treasurer

Date: January 9, 2006